CORPORATE INFORMATION (Details Narrative) - BRL (R$) R$ in Millions		1 Months Ended	12 Months Ended
	May 18, 2023	May 31, 2021	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Payment for license			R$ 7,413.5	R$ 7,363.1	R$ 6,898.5
Tax credits		R$ 1,200.0
Recognized tax credits			1,400.0
Recognized tax credits			407.1
Other operating income			218.0
Finance expenses			189.1
Grupo Modelo [Member]
IfrsStatementLineItems [Line Items]
Payment for license			R$ 869.0
Tenedora [Member] | ELJ [Member]
IfrsStatementLineItems [Line Items]
Put options exercisable number of shares percent of outstanding stock			15.00%
Tenedora [Member] | ELJ [Member] | Tranche A [Member]
IfrsStatementLineItems [Line Items]
Put options exercisable number of shares percent of outstanding stock			12.11%
Tenedora [Member] | ELJ [Member] | Tranche B [Member]
IfrsStatementLineItems [Line Items]
Put options exercisable number of shares percent of outstanding stock			2.89%
Board Of Directors [Member]
IfrsStatementLineItems [Line Items]
Stock repurchase program shares authorized	13,000,000
Shares outstanding	4,393,610,429